Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) - MXN ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [abstract]
Provisions for plugging of wells	$ 63,847,998	$ 66,699,388
Provisions for trails in process	16,801,108	10,533,137
Provision for environmental costs	13,709,192	11,914,160
Provisions	$ 94,358,298	$ 89,146,685